Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2025, 2024 and 2023, and our financial performance for each such fiscal year. The amounts shown for “Compensation Actually Paid” reflect the Summary Compensation Table total with certain adjustments, as described in footnote 2 below, but do not reflect compensation actually earned, realized, or received by our NEOs.
Year(1)	Summary Compensation Table Total for PEO Mallorie Burak ($)	Summary Compensation Table Total for Prior PEO ($)	Compensation Actually Paid to PEO Mallorie Burak ($)(2)	Compensation Actually Paid to Prior PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($)
2025	$790,000	—	$700,323	—	—	—	$15.91	$(9,593,000)
2024	$849,551	$1,343,485	$827,219	$1,327,687	$52,000	$52,000	$120.81	$(18,398,000)
2023	—	$565,500	—	$583,450	$812,842	$826,227	$218.90	$(19,366,763)

(1)
For each fiscal year shown, our principal executive officers, or PEOs, and our remaining NEOs or Non-PEO NEOs, represent the following individuals:

Year	PEOs	Non-PEO NEOs
2025	Mallorie Burak	None
2024	Mallorie Burak, Cesar Johnston	Susan Kim-van Dongen
2023	Cesar Johnston	William Mannina, Susan Kim-van Dongen

(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year as determined under Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid,” which for 2025 include the following adjustments for our PEO:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO Mallorie Burak for 2025
To calculate the amounts in the “Compensation Actually Paid to PEO Mallorie Burak” column in the table above, the following amounts were deducted from or added to (as applicable) Mallorie Burak’s total compensation as reported in the Summary Compensation Table:
Year	Summary Compensation Table Total for Mallorie Burak ($)	Reported Value of Equity Awards for Mallorie Burak ($)(1)	Fair Value as of Year-End for Awards Granted During the Year ($)	Fair Value Year-over-Year Increase or Decrease in Unvested Awards Granted in Prior Years ($)	Fair Value of Awards Granted and Vested During the Year ($)	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year ($)	Fair Value of Awards Granted in Prior Years that are Determined to Fail to Meet the Applicable Vesting Conditions (Forfeited Awards) ($)	Compensation Actually Paid to Mallorie Burak ($)
2025	$790,000	$0	$0	$(73,642)	$0	$(16,035)	$0	$700,323
(1)
Represents the grant date fair value of the stock awards granted to Mallorie Burak, as reported in the Summary Compensation Table.

Named Executive Officers, Footnote
(1)
For each fiscal year shown, our principal executive officers, or PEOs, and our remaining NEOs or Non-PEO NEOs, represent the following individuals:

Year	PEOs	Non-PEO NEOs
2025	Mallorie Burak	None
2024	Mallorie Burak, Cesar Johnston	Susan Kim-van Dongen
2023	Cesar Johnston	William Mannina, Susan Kim-van Dongen

Adjustment To PEO Compensation, Footnote
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year as determined under Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid,” which for 2025 include the following adjustments for our PEO:
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO Mallorie Burak for 2025
To calculate the amounts in the “Compensation Actually Paid to PEO Mallorie Burak” column in the table above, the following amounts were deducted from or added to (as applicable) Mallorie Burak’s total compensation as reported in the Summary Compensation Table:
Year	Summary Compensation Table Total for Mallorie Burak ($)	Reported Value of Equity Awards for Mallorie Burak ($)(1)	Fair Value as of Year-End for Awards Granted During the Year ($)	Fair Value Year-over-Year Increase or Decrease in Unvested Awards Granted in Prior Years ($)	Fair Value of Awards Granted and Vested During the Year ($)	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year ($)	Fair Value of Awards Granted in Prior Years that are Determined to Fail to Meet the Applicable Vesting Conditions (Forfeited Awards) ($)	Compensation Actually Paid to Mallorie Burak ($)
2025	$790,000	$0	$0	$(73,642)	$0	$(16,035)	$0	$700,323
(1)
Represents the grant date fair value of the stock awards granted to Mallorie Burak, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount		$ 52,000	$ 812,842
Non-PEO NEO Average Compensation Actually Paid Amount		52,000	826,227
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 15.91	120.81	218.9
Net Income (Loss)	$ (9,593,000)	(18,398,000)	(19,366,763)
PEO Name	Mallorie Burak
Mallorie Burak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 790,000	849,551
PEO Actually Paid Compensation Amount	700,323	827,219
Cesar Johnston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,343,485	565,500
PEO Actually Paid Compensation Amount		$ 1,327,687	$ 583,450
PEO | Mallorie Burak [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mallorie Burak [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mallorie Burak [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,642)
PEO | Mallorie Burak [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mallorie Burak [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,035)
PEO | Mallorie Burak [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0